Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current ASSETS
Cash	$ 998,262	$ 574,587	$ 235,455
Receivables	146,209	132,515	85,891
Prepaid expenses and deposits	340,742	56,710	55,948
Net investment in sublease	0	31,537	56,823
Total current assets	1,485,213	795,349	434,117
Non-Current ASSETS
Prepaid expenses and deposits	19,231	24,404	253,302
Long-term investment	0	2,900	8,000
Exploration and evaluation assets (Note 4)	15,094,413	12,477,791	7,191,122
Net investment in sublease	0	0	31,537
Total Assets	16,598,857	13,300,444	7,918,078
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 4, 5 and 9)	1,582,188	1,621,721	1,032,492
Term loans payable (Note 6)	1,138,520	1,216,715	7,500
Lease obligation	0	34,386	61,954
Loans payable (Note 7)	0	40,000	0
Flow-through premium liability (Note 14)	11,666	0	0
Total current liabilities	2,732,374	2,912,822	1,101,946
Non-Current LIABILITIES
Loans payable (Note 7)	0	0	40,000
Derivative liability (Note 8)	656,946	0	0
Lease obligation – long-term	0	0	34,386
Total Liabilities	3,389,320	2,912,822	1,176,332
Shareholders' Equity
Capital stock (Note 8)	32,123,613	26,449,839	24,164,441
Subscriptions received (Note 14)	105,000	0	0
Reserves (Notes 8)	2,462,047	1,806,894	2,294,394
Deficit	(21,481,123)	(17,869,111)	(19,717,089)
Total Shareholders’ Equity	13,209,537	10,387,622	6,741,746
Total Liabilities and Shareholders’ Equity	$ 16,598,857	$ 13,300,444	$ 7,918,078